Segment Reporting	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company develops, manufactures and sells traditional Chinese medicine derivatives (“TCMD”) products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, Traditional Chinese Medicine Pieces products and dietary supplements manufactured by third-party pharmaceutical companies (“third-party products”). All of these products are currently sold in China.

The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by product source

	For the years ended September 30,
	2021	2020	2019
Sales of TCMD products manufactured by the Company	$29,559,286	$18,374,751	$20,895,542
Sales of third-party products	18,422,745	12,329,209	12,333,774
Total revenue	$47,982,031	$30,703,960	$33,229,316

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2021, 2020 and 2019 was as follows:

	For the years ended September 30,
	2021	2020	2019
Sales of TCMD products:
Medicinal liquor products	$1,951,679	$1,616,080	$2,356,015
Other chronic condition treatment products	22,978,001	14,059,403	14,056,228
Cold and flu medicines	4,629,606	2,699,268	4,483,299
Sub-total of TCMD products sales	29,559,286	18,374,751	20,895,542

Sales of third-party products
Biochemical drugs	16,082,546	10,325,411	9,508,816
Traditional Chinese medicine pieces	20,705	47,097	142,409
Medical instruments	2,318,536	1,950,238	2,668,422
Dietary supplements	958	6,463	14,127
Subtotal of third-party products sales	18,422,745	12,329,209	12,333,774

Total revenue	$47,982,031	$30,703,960	$33,229,316